THE COMPANY AND BASIS OF PRESENTATION - Corrected Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Collaboration revenue	$ 9,217	$ 5,090	$ 6,220	$ 6,512	$ 4,293	$ 4,743	$ 11,310	$ 9,036	$ 1,275	$ 20,527	$ 15,548	$ 23,283	$ 23,496
Total revenues	9,217	5,090	6,220	6,512	4,293	4,743	11,310	9,036	1,275	20,527	15,548	23,283	23,496
Loss from operations	(4,468)	(6,748)	(7,143)	(5,852)	(5,628)	(5,477)	(13,891)	(11,105)	(121,920)	(18,359)	(16,957)	(27,060)	(21,899)
Net loss from continuing operations before income tax expense	(3,855)	(6,125)	(6,911)	(5,797)	(5,634)	(5,497)	(13,036)	(11,131)	(117,922)	(16,891)	(16,928)	(25,065)	(21,708)
Net loss from continuing operations									(117,922)	(16,899)		(25,080)	(21,722)
Loss from discontinued operations									402	(2,819)		2,149	(11,862)
Net loss and comprehensive loss	(9,107)	(13,624)	3,013	14,246	(15,759)	(18,474)	(10,611)	(34,233)	(117,520)	(19,718)	(19,987)	(22,931)	(33,584)
Net loss and comprehensive loss	$ (9,107)	$ (13,624)	$ 3,013	$ 14,246	$ (15,759)	$ (18,474)	$ (10,611)	$ (34,233)	$ (117,520)	$ (19,718)	$ (19,987)	$ (22,931)	$ (33,584)
Basic net loss per common share from continuing operations (in dollars per share)									$ (22.61)	$ (3.91)		$ (5.74)	$ (6.22)
Diluted net loss per common share from continuing operations (in dollars per share)									(22.61)	(3.91)		(5.74)	(6.22)
Basic net loss per common share from discontinued operations (in dollars per share)									0.08	(0.65)		0.49	(3.39)
Diluted net loss per common share from discontinued operations (in dollars per share)									0.08	(0.65)		0.49	(3.39)
Basic net loss per common share (in dollars per share)	$ (2.02)	$ (1.65)	$ 0.6	$ 3.22	$ (2.93)	$ (5.42)	$ (2.51)	$ (9.97)	(22.53)	(4.56)	$ (5.78)	(5.25)	(9.61)
Diluted net loss per common share (in dollars per share)	$ (2.02)	$ (1.65)	$ 0.6	$ 3.22	$ (2.93)	$ (5.42)	$ (2.51)	$ (9.97)	$ (22.53)	$ (4.56)	$ (5.78)	$ (5.25)	$ (9.61)
Shares used to compute basic net loss per common share (in shares)	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017	5,215,365	4,319,536	3,458,608	4,371,375	3,492,925
Shares used to compute diluted net loss per common share (in shares)	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017	5,215,365	4,319,536	3,458,608	4,371,375	3,492,925
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Collaboration revenue	$ 9,217	$ 5,395	$ 5,915	$ 6,512	$ 4,293	$ 4,583	$ 11,310	$ 8,876		$ 20,527	$ 15,388		$ 23,336
Total revenues	9,217	5,395	5,915	6,512	4,293	4,583	11,310	8,876		20,527	15,388		23,336
Loss from operations	(4,468)	(6,738)	(7,153)	(5,852)	(5,628)	(5,637)	(13,891)	(11,265)		(18,359)	(17,117)		(22,059)
Net loss from continuing operations before income tax expense	(3,855)	(6,115)	(6,921)	(5,797)	(5,634)	(5,657)	(13,036)	(11,291)		(16,891)	(17,088)		(21,868)
Net loss from continuing operations													(21,882)
Loss from discontinued operations													(7,917)
Net loss and comprehensive loss	(8,172)	(12,357)	3,209	14,978	(13,119)	(18,281)	(9,148)	(31,400)		(17,320)	(16,422)		(29,799)
Net loss and comprehensive loss	$ (8,172)	$ (12,357)	$ 3,209	$ 14,978	$ (13,119)	$ (18,281)	$ (9,148)	$ (31,400)		$ (17,320)	$ (16,422)		$ (29,799)
Basic net loss per common share from continuing operations (in dollars per share)													$ (6.26)
Diluted net loss per common share from continuing operations (in dollars per share)													(6.26)
Basic net loss per common share from discontinued operations (in dollars per share)													(2.27)
Diluted net loss per common share from discontinued operations (in dollars per share)													(2.27)
Basic net loss per common share (in dollars per share)	$ (1.81)	$ (1.38)	$ 0.64	$ 3.39	$ (2.17)	$ (5.37)	$ (2.17)	$ (9.15)		$ (4.01)	$ (4.75)		(8.53)
Diluted net loss per common share (in dollars per share)	$ (1.81)	$ (1.38)	$ 0.64	$ 3.39	$ (2.17)	$ (5.37)	$ (2.17)	$ (9.15)		$ (4.01)	$ (4.75)		$ (8.53)
Shares used to compute basic net loss per common share (in shares)	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017		4,319,536	3,458,608		3,492,925
Shares used to compute diluted net loss per common share (in shares)	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017		4,319,536	3,458,608		3,492,925
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Collaboration revenue	$ 0	$ (305)	$ 305	$ 0	$ 0	$ 160	$ 0	$ 160		$ 0	$ 160		$ 160
Total revenues	0	(305)	305	0	0	160	0	160		0	160		160
Loss from operations	0	(10)	10	0	0	160	0	160		0	160		160
Net loss from continuing operations before income tax expense	0	(10)	10	0	0	160	0	160		0	160		160
Net loss from continuing operations													160
Loss from discontinued operations													(3,945)
Net loss and comprehensive loss	(935)	(1,267)	(196)	(732)	(2,640)	(193)	(1,463)	(2,833)		(2,398)	(3,565)		(3,785)
Net loss and comprehensive loss	$ (935)	$ (1,267)	$ (196)	$ (732)	$ (2,640)	$ (193)	$ (1,463)	$ (2,833)		$ (2,398)	$ (3,565)		$ (3,785)